COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Commitments
	December 31, 2022	December 31, 2021
Not later than one year	$105	$96
Later than one year and not later than five years	347	330
Later than five years	398	462
	$850	$888